FEE AND COMISSION INCOME (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Fee and commission income
Credit card income	R$ 9,469,889	R$ 9,088,525	R$ 7,510,685
Current accounts	7,026,304	7,704,791	7,980,149
Collections	1,717,627	1,851,107	1,970,919
Guarantees	1,163,831	1,098,907	1,111,476
Asset management	1,485,465	1,256,998	1,340,761
Consortium management	2,289,698	2,250,563	2,202,959
Custody and brokerage services	1,234,554	1,320,982	1,293,899
Capital Markets/ Financial Advisory Services	1,222,074	1,032,534	1,213,016
Payments	430,208	440,319	440,155
Other	917,113	1,079,394	968,988
Total	R$ 26,956,763	R$ 27,124,120	R$ 26,033,007